Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other income
Schedule of Other income
	For years ended December 31,
	2021	2022	2023	2023
	S$	S$	S$	US$

Management fees	87,972	87,972	-	-
Government grant	100,402	293,519	80,310	60,873
Rental income	30,148	-	-	-
Sale of assets	152,286	-	-	-
Miscellaneous revenue	-	-	181,106	137,274
Exchange loss	-	-	(48,492)	(36,756)
Unrealized gain	-	-	25,117	19,038
Others	19,205	59,850	27,167	20,593
	390,013	441,341	265,208	201,022